SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]
5. SEGMENTED INFORMATION

All of the Company’s operations are within the mining industry and its major products are precious metals doré which are refined or smelted into pure silver and gold and sold to global metal brokers. Transfer prices between reporting segments are set on an arms-length basis in a manner similar to transactions with third parties. Coins and bullion cost of sales are based on transfer prices.

A reporting segment is defined as a component of the Company that:
•engages in business activities from which it may earn revenues and incur expenses;
•whose operating results are reviewed regularly by the entity’s chief operating decision maker; and
•for which discrete financial information is available.

For the year ended December 31, 2022, the Company's significant reporting segments includes its three operating mines in Mexico, the Jerritt Canyon Gold Mine in Nevada, United States and its "non-producing properties" in Mexico which include the La Parrilla, Del Toro, San Martin and La Guitarra mines, which have been placed on suspension. “Others” consists primarily of the Company’s corporate assets including cash and cash equivalents, other development and exploration properties (Note 16), debt facilities (Note 21), coins and bullion sales, and corporate expenses which are not allocated to operating segments. The Company’s chief operating decision maker (“CODM”) evaluates segment performance based on mine operating earnings. Therefore, other income and expense items are not allocated to the segments.

Significant information relating to the Company’s reportable operating segments is summarized in the tables below:

Year Ended December 31, 2022 and 2021		Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures
Mexico
San Dimas	2022	$228,701	$141,274	$47,613	$39,814	$47,363
	2021	275,463	132,550	44,859	98,054	56,385
Santa Elena	2022	190,189	106,788	26,819	56,582	47,714
	2021	117,303	77,126	17,536	22,641	67,453
La Encantada	2022	67,721	46,126	8,861	12,734	10,225
	2021	81,738	45,350	8,123	28,265	11,355
Non-producing Properties	2022	—	—	397	(397)	869
	2021	—	—	418	(418)	1,977
United States
Jerritt Canyon	2022	130,219	173,341	49,229	(92,351)	94,776
	2021	123,808	117,324	43,511	(37,027)	46,408
Others(1)	2022	11,706	6,747	2,863	2,096	28,530
	2021	10,882	6,073	2,166	2,643	36,190
Intercompany elimination	2022	(4,315)	(2,589)	—	(1,726)	—
	2021	(25,077)	(12,338)	—	(12,739)	—
Consolidated	2022	$624,221	$471,687	$135,782	$16,752	$229,477
	2021	$584,117	$366,085	$116,613	$101,419	$219,768
(1) The "Others" segment includes revenues of $11.6 million from coins and bullion sales of 444,576 silver ounces at an average price of $26.20 per ounce.

During the year ended December 31, 2022, the Company had three (December 31, 2021 - three) customers that accounted for 97% (December 31, 2021 - 99%) of its sales revenue, with one major metal broker accounting for 92% of total revenue (December 31, 2021 - 93%).

At December 31, 2022 and 2021		Mining Interests		Property, plant and equipment	Total mining assets	Total assets	Total liabilities
		Producing	Exploration
Mexico
San Dimas	2022	$211,658	$38,831	$94,377	$344,866	$489,970	$76,835
	2021	213,526	29,186	105,473	348,185	495,479	119,764
Santa Elena	2022	110,094	41,731	99,979	251,804	295,489	79,295
	2021	97,271	31,067	64,843	193,181	257,244	66,795
La Encantada	2022	23,496	4,935	24,422	52,853	106,008	30,601
	2021	25,827	4,640	20,680	51,147	114,634	35,245
Non-producing Properties	2022	62,414	13,781	18,195	94,390	206,796	33,391
	2021	106,215	38,752	27,180	172,147	215,725	31,760
United States
Jerritt Canyon	2022	425,158	93,680	166,778	685,616	756,062	226,814
	2021	362,811	104,431	172,857	640,099	733,725	233,484
Others	2022	—	35,346	47,584	82,930	255,684	251,775
	2021	—	34,804	58,204	93,008	308,182	226,970
Consolidated	2022	$832,820	$228,304	$451,335	$1,512,459	$2,110,009	$698,711
	2021	$805,649	$242,881	$449,237	$1,497,767	$2,124,989	$714,018